OTHER INVESTMENTS - Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 567.0	R 322.5
Fair value adjustment on equity instruments at fair value through OCI	244.4	139.8	R 11.8
Dividends received on equity instruments at fair value through OCI	0.0	(56.3)	R (29.3)
Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	545.0	311.3
West Wits Mining Limited ("WWM")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 10.8	3.6
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	47,812,500
Investments in other entities	R 22.0	R 11.2
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Top of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held		1.50%
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Bottom of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	1.20%
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI	R 0.0	R (56.3)
Rand Refinery Proprietary Limited ("Rand Refinery") | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	44,438
Investments in other entities	R 522.6	302.0
Percentage of interest held	11.30%
Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 13.0	1.0
Rand Mutual Assurance Company Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	12,659
Investments in other entities	R 19.9	6.8
Percentage of interest held	1.30%
Guardrisk Insurance Company Limited (Cell Captive A170)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	100.00%
Guardrisk Insurance Company Limited (Cell Captive A170) | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	20
Investments in other entities	R 2.4	2.4
Percentage of interest held	100.00%
Chamber of Mines Building Company Proprietary Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	52,965
Investments in other entities	R 0.1	R 0.1
Percentage of interest held	5.70%